TAXATION - Current and deferred components of the income tax expense (benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Current tax expense (benefit)	¥ (8,765)	$ (1,271)	¥ 4,115	¥ (24,047)
Deferred tax benefit	(62,141)	(9,009)	(10,680)	(13,577)
Income tax expense	¥ (70,906)	$ (10,280)	¥ (6,565)	¥ (37,624)